Client Name:
Client Project Name:	GSMBS 2024 AO1
Start - End Dates:	9/17/2019 - 9/9/2021
Deal Loan Count:	3

Loan Level Tape Compare Upload

Loans in Report	3
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Minimum Rate	4.125	3.500
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Minimum Rate	4.125	3.500
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Next Rate Change Date	XXXXXX	XXXXXX
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Next Rate Change Date	XXXXXX	XXXXXX
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Periodic Rate Cap	5.000	2.000
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Periodic Rate Cap	5.000	2.000
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Property Type	Detached PUD	SFR
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Property Type	Detached PUD	SFR
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Rate Change Frequency(Months)	60	12 Months
EA11A301-03F9-4E7C-BB2C-9AFE178C6DD5	XXXXXX	Rate Change Frequency(Months)	60	12 Months
6E3BB634-00E6-48F3-8A73-1E1479848091	XXXXXX	Lender Name	XXXXXX	XXXXXX
6E3BB634-00E6-48F3-8A73-1E1479848091	XXXXXX	Original Appraisal Date	XXXXXX	XXXXXX
305D077C-719A-4A2A-86D1-F3839992B45D	XXXXXX	Credit Report Date	XXXXXX	XXXXXX
305D077C-719A-4A2A-86D1-F3839992B45D	XXXXXX	Credit Report Date	XXXXXX	XXXXXX
305D077C-719A-4A2A-86D1-F3839992B45D	XXXXXX	Lender Name	XXXXXX	XXXXXX
305D077C-719A-4A2A-86D1-F3839992B45D	XXXXXX	Lender Name	XXXXXX	XXXXXX
305D077C-719A-4A2A-86D1-F3839992B45D	XXXXXX	Securitization Total Cash Out	XXXXXX	XXXXXX
305D077C-719A-4A2A-86D1-F3839992B45D	XXXXXX	Securitization Total Cash Out	XXXXXX	XXXXXX

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